WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 20, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 29, 2023	Dec. 31, 2022	Oct. 10, 2022
Warrants outstanding		24,510,575	12,266,971	24,510,575		16,708,414
Exercise of public warrants			$ 747	$ 747
Exercise of public warrants, shares		0		64,971
Warrant exercise purchase, description		the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 shares of Common Stock (the “Penny Warrants”) and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of Common Stock at $10 per share (the “$10 Warrants” and, together with the Penny Warrants, the “Term Loan Warrants”). The $10 Warrants were exercised on a cashless basis on October 10, 2022, with the Company issuing 457,142 shares of Common Stock in connection with such exercise		the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 shares of Common Stock (the “Penny Warrants”) and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of Common Stock at $10 per share (the “$10 Warrants” and, together with the Penny Warrants, the “Term Loan Warrants”). The $10 Warrants were exercised on a cashless basis on October 10, 2022, with the Company issuing 457,142 shares of Common Stock in connection with such exercise.
Over-Allotment Option [Member]
Options to purchase shares	1,500,000
Over-Allotment Option [Member] | Underwriters [Member]
Options to purchase shares	1,405,000
Underwriters Warrants [Member]
Warrant, exercise price	$ 2.50			$ 2.50
Number of warrants issued	570,250
Warrant excersie price, rate	125.00%
Investor Warrants [Member]
Warrant, exercise price				2.00
Sale price		$ 0.54		$ 0.54
Warrants outstanding		11,131,900		11,131,900
Number of warrants issued	10,000,000
Investor Warrants [Member] | Underwriters [Member]
Number of warrants issued	1,405,000
Investor Warrants [Member] | Over-Allotment Option [Member]
Number of warrants issued	1,500,000
Warrant [Member]
Share issued, price share	$ 2.00
Common Stock [Member]
Exercise of public warrants
Exercise of public warrants, shares			64,971,000	64,971,000
Warrants, shares			73,500,000	588,500,000
Common Stock [Member] | Over-Allotment Option [Member]
Warrants, shares				1,500,000
Public Warrants [Member]
Warrant, exercise price				$ 11.50
Redemption price of warrants				0.01
Sale price				$ 16.00
Warrants issued				9,487,500
Warrants outstanding				9,487,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number			9,487,500
Private Placement Warrants [Member]
Warrant, exercise price						$ 11.5
Warrants outstanding				1,501,386		4,627,858
Number of warrants issued				3,126,472
Warrants, shares				1,100,000
Penny Warrants [Member]
Number of warrants issued		2,593,056		2,593,056
Penny Warrants [Member] | Common Stock [Member]
Number of warrants issued				2,000,000	1,286,671
Penny Warrants [Member] | Common Stock [Member] | Lenders [Member]
Number of warrants issued				4,783
Warrants 10 [Member]
Sale price		$ 10		$ 10
Number of warrants issued		1,600,000		1,600,000			457,142
Warrants 10 [Member] | Common Stock [Member]
Number of warrants issued				1,996,323